Income Taxes - Changes in Deferred Income Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
Beginning balance	$ (322.5)	$ (408.2)	$ (370.1)
Temporarily non-deductible provisions	55.2	(43.5)	21.6
Tax loss carryforwards	(15.5)	9.5	6.6
Functional currency effect of the non-monetary assets	112.3	100.3	(19.8)
Gains not realized	12.2	6.1	0.2
Effect of differences by fixed asset	(16.1)	(17.6)	(35.5)
Differences between basis: account x tax	7.4	30.9	(9.5)
Discontinued operation			(1.7)
Ending balance	(167.0)	(322.5)	(408.2)
From the statement of income [member]
Disclosure of income taxes [line items]
Beginning balance	(372.1)	(458.9)	(418.8)
Temporarily non-deductible provisions	55.2	(43.5)	21.6
Tax loss carryforwards	(15.5)	9.5	6.6
Functional currency effect of the non-monetary assets	112.3	100.3	(19.8)
Gains not realized	12.2	6.1	0.2
Effect of differences by fixed asset	(16.1)	(17.6)	(35.5)
Differences between basis: account x tax	4.5	32.0	(11.5)
Discontinued operation			(1.7)
Ending balance	(219.5)	(372.1)	(458.9)
Other comprehensive income [member]
Disclosure of income taxes [line items]
Beginning balance	49.6	50.7	48.7
Differences between basis: account x tax	2.9	(1.1)	2.0
Ending balance	$ 52.5	$ 49.6	$ 50.7